CONDENSED CONSOLIDATING FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
14.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are our consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended. The consolidating financial statements have been prepared from our financial information on the same basis of accounting as the consolidated financial statements. Investments in our subsidiaries are accounted for under the equity method. Accordingly, the entries necessary to consolidate our subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings, or the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., or the “Subsidiary Issuer,” are the issuers of the 11.75% senior secured notes due 2019, the 11.75% secured notes due 2019, the 8.75% second priority senior secured notes due 2019, the second priority senior secured floating rate notes due 2014, and the 11.38% senior subordinated notes due 2016, or collectively, the “Notes.” The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s direct and indirect, 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, or collectively, the “Guarantor Subsidiaries.” Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

June 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$21,031	$—	$49	$—	$21,080
Accounts receivable, net	—	—	112,233	—	—	—	112,233
Inventories	—	—	170,185	—	—	—	170,185
Prepaid expenses and other assets	—	—	3,306	—	7	—	3,313

Current assets	—	—	306,755	—	56	—	306,811
Property, plant, and equipment, net	—	—	877,128	20,784	—	(288)	897,624
Intercompany/affiliate receivable	1,276,261	—	—	9,061	31,153	(1,316,475)	—
Investment in subsidiaries	(181,701)	—	(217)	—	—	181,918	—
Other non-current assets(1)	—	—	131,293	1,091	3	82	132,469

Total assets	$1,094,560	$—	$1,314,959	$30,936	$31,212	$(1,134,763)	$1,336,904

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$107,776	$7	$55	$(7)	$107,831
Accrued liabilities	37,064	—	58,624	—	126	—	95,814

Current liabilities	37,064	—	166,400	7	181	(7)	203,645
Intercompany/affiliate payable	—	—	1,285,322	31,146	—	(1,316,468)	—
Long-term debt(2)	1,203,483	—	—	—	23,305	—	1,226,788
Other long-term liabilities	—	—	44,535	—	7,923	—	52,458
Member’s (deficit) equity	(145,987)	—	(181,298)	(217)	(197)	181,712	(145,987)

Total liabilities and equity	$1,094,560	$—	$1,314,959	$30,936	$31,212	$(1,134,763)	$1,336,904

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238

Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682

Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended June 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$365,262	$—	$—	$—	$365,262
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	323,185	—	—	—	323,185
Depreciation, amortization, and depletion	—	—	31,509	268	13	(13)	31,777
Selling, general, and administrative expenses	—	—	20,354	(433)	9	—	19,930
Restructuring and other charges	—	—	(106)	—	—	—	(106)
Interest income	(32,698)	—	(382)	—	(386)	33,084	(382)
Interest expense	32,698	—	31,608	393	378	(33,084)	31,993
Other income, net	(21,727)	—	(350)	—	—	—	(22,077)
Equity in net loss of subsidiaries	(40,785)	—	—	—	—	40,785	—

Net loss	$(19,058)	$—	$(40,556)	$(228)	$(14)	$40,798	$(19,058)
Other comprehensive income	1,079	—	1,079	—	—	(1,079)	1,079

Comprehensive loss	$(17,979)	$—	$(39,477)	$(228)	$(14)	$39,719	$(17,979)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Six Months Ended June 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$740,557	$—	$—	$—	$740,557
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	660,465	—	—	—	660,465
Depreciation, amortization, and depletion	—	—	62,573	627	27	(27)	63,200
Selling, general, and administrative expenses	—	—	39,521	(841)	17	—	38,697
Restructuring and other charges	—	—	(21)	—	—	—	(21)
Interest income	(63,886)	—	(762)	—	(773)	64,659	(762)
Interest expense	63,886	—	62,139	787	757	(64,659)	62,910
Other loss (income), net	8,244	—	(751)	—	—	—	7,493
Equity in net loss of subsidiaries	(83,181)	—	—	—	—	83,181	—

Net loss	$(91,425)	$—	$(82,607)	$(573)	$(28)	$83,208	$(91,425)
Other comprehensive income	5,038	—	5,038	—	—	(5,038)	5,038

Comprehensive loss	$(86,387)	$—	$(77,569)	$(573)	$(28)	$78,170	$(86,387)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended June 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$398,779	$—	$—	$—	$398,779
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	338,480	—	—	—	338,480
Depreciation, amortization, and depletion	—	—	31,639	6	13	(13)	31,645
Selling, general, and administrative expenses	—	—	21,696	(37)	8	—	21,667
Interest income	(30,736)	—	(386)	(26)	(386)	31,122	(412)
Interest expense	30,736	—	30,352	126	379	(31,122)	30,471
Other income, net	(1)	—	(235)	—	—	—	(236)
Equity in net loss of subsidiaries	(22,837)	—	—	—	—	22,837	—

Net loss	$(22,836)	$—	$(22,767)	$(69)	$(14)	$22,850	$(22,836)
Other comprehensive loss	(199)	—	(199)	—	—	199	(199)

Comprehensive loss	$(23,035)	$—	$(22,966)	$(69)	$(14)	$23,049	$(23,035)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Six Months Ended June 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$815,371	$—	$—	$—	$815,371
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	691,008	—	—	—	691,008
Depreciation, amortization, and depletion	—	—	62,980	12	27	(27)	62,992
Selling, general, and administrative expenses	—	—	40,202	(61)	109	—	40,250
Interest income	(62,517)	—	(782)	(42)	(773)	63,290	(824)
Interest expense	62,517	—	61,310	520	758	(63,290)	61,815
Other loss (income), net	26,091	—	(151)	—	—	—	25,940
Equity in net loss of subsidiaries	(39,719)	—	—	—	—	39,719	—

Net loss	$(65,810)	$—	$(39,196)	$(429)	$(121)	$39,746	$(65,810)
Other comprehensive income	1,306	—	1,306	—	—	(1,306)	1,306

Comprehensive loss	$(64,504)	$—	$(37,890)	$(429)	$(121)	$38,440	$(64,504)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(37,783)	$(8,645)	$(24)	$—	$(46,452)
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	1,452	—	—	—	1,452
Transfers to (from) restricted cash	—	—	(529)	(30)	—	—	(559)
Return of investment in subsidiaries	63	—	(63)	—	—	—	—
Capital expenditures	—	—	(39,747)	8,675	—	—	(31,072)

Net cash used in investing activities	63	—	(38,887)	8,645	—	—	(30,179)

Cash flows from financing activities:
Borrowings on revolving credit facilities	90,000	—	—	—	—	—	90,000
Payments on revolving credit facilities	(50,000)	—	—	—	—	—	(50,000)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(23,228)	—	—	—	—	—	(23,228)
Cash distributions	(63)	—	—	—	—	—	(63)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(357,963)	—	357,963	—	—	—	—

Net cash provided by financing activities	(63)	—	2,979	—	—	—	2,916

Change in cash and cash equivalents	—	—	(73,691)	—	(24)	—	(73,715)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795

Cash and cash equivalents at end of period	$—	$—	$21,031	$—	$49	$—	$21,080

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(58,815)	$(1,345)	$20	$—	$(60,140)
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	182	—	—	—	182
Transfers to (from) restricted cash	—	—	(310)	9,934	—	—	9,624
Capital expenditures	—	—	(31,654)	(8,352)	—	—	(40,006)

Net cash used in investing activities	—	—	(31,782)	1,582	—	—	(30,200)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,582)	—	152	(237)	—	—	(10,667)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(384,036)	—	384,036	—	—	—	—

Net cash used in financing activities	—	—	(5,810)	(237)	—	—	(6,047)

Change in cash and cash equivalents	—	—	(96,407)	—	20	—	(96,387)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$56,295	$—	$24	$—	$56,319

19.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are our consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended. The consolidating financial statements have been prepared from our financial information on the same basis of accounting as the consolidated financial statements. Investments in our subsidiaries are accounted for under the equity method. Accordingly, the entries necessary to consolidate our subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings, the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., the “Subsidiary Issuer,” are the issuers of 11.5% senior secured fixed rate notes due 2014, 8.75% second priority senior secured notes due 2019, second priority senior secured floating rate notes due 2014, and 11.38% senior subordinated notes due 2016 (collectively, the “Notes”). The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, collectively, the “Guarantor Subsidiaries.” Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$393,041	$—	$81	$—	$393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,259	$—	$201,814	$—	$205	$(7)	$250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s equity (deficit)	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$406,017	$5	$4	$—	$406,026
Property, plant, and equipment, net	—	—	962,857	9,854	—	—	972,711
Intercompany/affiliate receivable	1,222,061	—	3,843	—	31,021	(1,256,925)	—
Investment in subsidiaries	47,383	—	—	—	—	(47,383)	—
Non-current assets(1)	—	—	125,964	25,678	85	—	151,727

Total assets	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,596	$—	$195,097	$—	$4	$—	$243,697
Intercompany/affiliate payable	—	—	1,222,061	34,864	—	(1,256,925)	—
Long-term debt(2)	1,149,431	—	—	—	23,305	—	1,172,736
Other long-term liabilities	—	—	34,793	—	7,821	—	42,614
Member’s equity	71,417	—	46,730	673	(20)	(47,383)	71,417

Total liabilities and equity	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring and other charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other, net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—

Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)

Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—

Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)

Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,360,854	$—	$—	$—	$1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,242,743	—	—	—	1,242,743
Depreciation, amortization, and depletion	—	—	132,682	—	—	—	132,682
Selling, general, and administrative expenses	—	—	61,655	—	—	—	61,655
Restructuring and other charges	—	—	979	—	—	—	979
Interest income	(112,797)	—	(241)	—	—	112,797	(241)
Interest expense	112,797	—	116,130	—	—	(112,797)	116,130
Other, net	(31,266)	—	(273,796)	—	—	31,266	(273,796)
Equity in net income of subsidiaries	80,702	—	—	—	—	(80,702)	—

Net income	$111,968	$—	$80,702	$—	$—	$(111,968)	$80,702
Other comprehensive income	28,702	—	28,702	—	—	(28,702)	28,702

Comprehensive income	$140,670	$—	$109,404	$—	$—	$(140,670)	$109,404

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—

Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—

Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)

Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—	—	(23,305)	—	(31,017)	54,322	—
Transfers to restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	—	—

Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)

Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	—	—	—	—	—	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—

Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389

Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762

Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$180,135	$—	$—	$—	$180,135

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	83	—	—	—	83
Capital expenditures	—	—	(34,216)	—	—	—	(34,216)
Investment in subsidiaries	(39,449)	—	39,449	—	—	—	—
Return of investment in subsidiaries	15,459	—	(15,459)	—	—	—	—

Net cash used in investing activities	(23,990)	—	(10,143)	—	—	—	(34,133)

Cash flows from financing activities:
Debt issuance costs	(10,270)	—	—	—	—	—	(10,270)
Cash distributions	(15,459)	—	—	—	—	—	(15,459)
Advances to subsidiaries	(342,567)	—	342,567	—	—	—	—
Repayment of advances to subsidiaries	482,317	—	(482,317)	—	—	—	—
Proceeds from long-term debt	352,837	—	—	—	—	—	352,837
Payment on long-term debt	(442,868)	—	—	—	—	—	(442,868)

Net cash used in financing activities	23,990	—	(139,750)	—	—	—	(115,760)

Change in cash and cash equivalents	—	—	30,242	—	—	—	30,242
Cash and cash equivalents at beginning of period	—	—	119,520	—	—	—	119,520

Cash and cash equivalents at end of period	$—	$—	$149,762	$—	$—	$—	$149,762